ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2013
ACCRUED LIABILITIES [Abstract]
Accrued liabilities
All figures in USD '000	2013	2012
Accrued Interest	1,600	1,730
Accrued Expenses	4,967	8,613
Total as of December 31,	6,567	10,343